Business Combinations (Detail Textuals) (Asset purchase agreement [Member], Illume Mobile, USD $)	1 Months Ended
Jul. 31, 2012
Asset purchase agreement [Member] | Illume Mobile
Acquisition Of Illume Mobile [Line Items]
Total purchase consideration	$ 1,000,000
Purchase consideration, cash paid	250,000
Purchase consideration, value of shares issued	750,000
Purchase consideration, number of shares issued	617,284
Value of shares issued in conjunction with the acquisition	697,531
Additional payment to be paid	500,000
Percentage of additional payment to be paid in cash	50.00%
Percentage of additional payment to be paid in form of shares	50.00%
Earn out consideration	$ 107,000